UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Automobiles & Components - 5.0%
805	Ford Motor Co. ●	$10,284
387	Harley-Davidson, Inc.	10,532
383	Johnson Controls, Inc.	11,023
		31,839
	Banks - 3.4%
284	Itau Unibanco Banco Multiplo S.A. ADR	6,363
535	Wells Fargo & Co.	14,840
		21,203
	Capital Goods - 15.5%
135	3M Co.	11,572
157	Boeing Co.	10,719
74	Caterpillar, Inc.	5,166
105	Cummins, Inc.	8,348
88	Eaton Corp.	6,915
154	Honeywell International, Inc.	6,579
188	Illinois Tool Works, Inc.	8,159
268	Ingersoll-Rand plc	10,025
347	Masco Corp.	3,570
322	PACCAR, Inc.	14,768
52	Precision Castparts Corp.	6,391
48	Siemens AG ADR	4,719
		96,931
	Consumer Durables & Apparel - 2.2%
184	Coach, Inc.	6,812
92	Polo Ralph Lauren Corp.	7,289
		14,101
	Consumer Services - 2.7%
370	International Game Technology	5,646
597	MGM Resorts International ●	6,482
187	Starbucks Corp.	4,635
		16,763
	Diversified Financials - 5.5%
228	Ameriprise Financial, Inc.	9,664
109	Goldman Sachs Group, Inc.	16,378
501	UBS AG	8,506
		34,548
	Energy - 4.4%
154	Consol Energy, Inc.	5,770
59	EOG Resources, Inc.	5,707
121	National Oilwell Varco, Inc.	4,735
200	Schlumberger Ltd.	11,919
		28,131
	Health Care Equipment & Services - 0.8%
141	Covidien plc	5,256

	Insurance - 3.7%
809	Lincoln National Corp.	21,071
124	Progressive Corp.	2,428
		23,499
	Materials - 2.5%
62	Barrick Gold Corp.	2,537
90	BHP Billiton Ltd. ADR	6,488
61	Freeport-McMoRan Copper & Gold, Inc.	4,381
57	Mosaic Co.	2,739
		16,145
	Media - 1.4%
657	News Corp. Class A	8,571

	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
116	Celgene Corp. ●	6,400
93	Teva Pharmaceutical Industries Ltd. ADR.	4,539
		10,939
	Retailing - 4.7%
161	Kohl's Corp. ●	7,671
380	Lowe's Co., Inc.	7,876
33	Priceline.com, Inc. ●	7,313
326	Staples, Inc.	6,636
		29,496
	Semiconductors & Semiconductor Equipment - 7.9%
404	Altera Corp.	11,196
283	Analog Devices, Inc.	8,411
152	Broadcom Corp. Class A	5,468
793	Intel Corp.	16,328
355	Texas Instruments, Inc.	8,760
		50,163
	Software & Services - 17.9%
128	Accenture plc	5,091
273	BMC Software, Inc. ●	9,716
117	Citrix Systems, Inc. ●	6,425
124	Cognizant Technology Solutions Corp. ●	6,790
605	eBay, Inc. ●	12,661
31	Google, Inc. ●	15,268
849	Microsoft Corp.	21,909
886	Oracle Corp.	20,944
126	Rovi Corp. ●	5,607
134	VeriSign, Inc. ●	3,769
334	Western Union Co.	5,421
		113,601
	Technology Hardware & Equipment - 18.6%
104	Apple, Inc. ●	26,764
1,229	Cisco Systems, Inc. ●	28,356
615	Dell, Inc. ●	8,146
856	EMC Corp. ●	16,938
385	Juniper Networks, Inc. ●	10,700
460	NetApp, Inc. ●	19,466
180	Qualcomm, Inc.	6,852
		117,222
	Transportation - 0.6%
47	FedEx Corp.	3,878

	Total common stocks
	(cost $563,113)	$622,286

	Total long-term investments
	(cost $563,113)	$622,286

SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.6%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $7,606,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $7,757)
$7,606	0.21%, 7/31/2010	$7,606

1

The Hartford Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.6% - (continued)
	Repurchase Agreements - 1.6% - (continued)
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $510, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $520)
$510	0.21%, 7/31/2010		$510
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $1,305,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $1,331)
1,305	0.21%, 7/31/2010		1,305
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$22, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $23)
22	0.19%, 7/31/2010		22
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $571, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $583)
571	0.21%, 7/31/2010		571
			10,014
	Total short-term investments
	(cost $10,014)		$10,014

	Total investments
	(cost $573,127) ▲	100.1%	$632,300
	Other assets and liabilities	(0.1)%	(711)
	Total net assets	100.0%	$631,589

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.1% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $589,383 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$76,455
Unrealized Depreciation	(33,538)
Net Unrealized Appreciation	$42,917

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

The Hartford Growth Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$622,286	$613,780	$8,506	$–
Short-Term Investments	10,014	–	10,014	–
Total	$632,300	$613,780	$18,520	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 90.4%
	Automobiles & Components - 4.2%
477	Daimler AG	$25,780
2,173	Ford Motor Co. ●	27,752
854	Johnson Controls, Inc.	24,607
		78,139
	Capital Goods - 8.6%
461	Boeing Co.	31,426
444	Illinois Tool Works, Inc.	19,322
1,185	Ingersoll-Rand plc	44,379
287	Lockheed Martin Corp.	21,561
463	Navistar International Corp. ●	23,942
352	Rockwell Collins, Inc.	20,137
		160,767
	Commercial & Professional Services - 1.1%
433	Manpower, Inc.	20,775

	Consumer Durables & Apparel - 2.5%
506	Coach, Inc.	18,707
938	Jarden Corp.	27,163
		45,870
	Consumer Services - 0.7%
1,119	MGM Resorts International ●	12,156

	Diversified Financials - 4.0%
651	Ameriprise Financial, Inc.	27,574
914	Invesco Ltd.	17,852
1,678	UBS AG	28,476
		73,902
	Energy - 4.9%
196	Apache Corp.	18,715
434	Baker Hughes, Inc.	20,969
463	Consol Energy, Inc.	17,334
544	National Oilwell Varco, Inc.	21,295
259	Peabody Energy Corp.	11,703
		90,016
	Food, Beverage & Tobacco - 2.4%
1,421	Green Mountain Coffee Roasters ●	43,761

	Health Care Equipment & Services - 6.7%
173	Accretive Health, Inc. ●	2,062
812	Aetna, Inc.	22,620
622	CIGNA Corp.	19,126
350	Edwards Lifesciences Corp. ●	20,207
916	Hologic, Inc. ●	12,957
501	Medtronic, Inc.	18,529
936	UnitedHealth Group, Inc.	28,495
		123,996
	Insurance - 1.1%
1,526	Genworth Financial, Inc. ●	20,718

	Materials - 2.0%
401	Mosaic Co.	19,084
192	Rio Tinto plc	9,914
634	Vallar plc ●	9,455
		38,453
	Media - 1.2%
696	DreamWorks Animation SKG, Inc. ●	21,700

	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
755	Amylin Pharmaceuticals, Inc. ●	14,283
544	Auxilium Pharmaceuticals, Inc. ●	12,275
392	Celgene Corp. ●	21,641
592	Elan Corp. plc ADR ●	2,821
1,059	Mylan, Inc. ●	18,418
1,229	Pfizer, Inc.	18,434
919	Pharmaceutical Product Development, Inc. .	22,304
966	Shionogi & Co., Ltd.	19,748
385	Teva Pharmaceutical Industries Ltd. ADR	18,797
581	Thermo Fisher Scientific, Inc. ●	26,046
504	Watson Pharmaceuticals, Inc. ●	20,404
		195,171
	Retailing - 8.3%
486	Advance Automotive Parts, Inc.	26,037
276	Dufry Group	22,536
620	Family Dollar Stores, Inc.	25,645
131	Netflix, Inc. ●	13,434
509	Ross Stores, Inc.	26,804
634	Staples, Inc.	12,885
818	Urban Outfitters, Inc. ●	26,317
		153,658
	Semiconductors & Semiconductor Equipment - 4.2%
1,004	Broadcom Corp. Class A	36,171
964	Marvell Technology Group Ltd. ●	14,378
1,583	Maxim Integrated Products, Inc.	27,753
		78,302
	Software & Services - 13.8%
1,733	Activision Blizzard, Inc.	20,589
935	Adobe Systems, Inc. ●	26,867
192	BMC Software, Inc. ●	6,824
322	Citrix Systems, Inc. ●	17,700
412	Cognizant Technology Solutions Corp. ●	22,473
1,340	eBay, Inc. ●	28,009
268	Equinix, Inc. ●	25,070
39	Google, Inc. ●	18,958
774	Microsoft Corp.	19,964
2,050	Oracle Corp.	48,460
1,113	Tencent Holdings Ltd.	21,493
		256,407
	Technology Hardware & Equipment - 10.0%
375	Apple, Inc. ●	96,520
1,410	EMC Corp. ●	27,895
2,081	Hughes Telematics, Inc. ●	4,527
812	Qualcomm, Inc.	30,939
455	Research In Motion Ltd. ●	26,153
		186,034
	Telecommunication Services - 1.4%
564	American Tower Corp. Class A ●	26,065

	Transportation - 2.8%
615	Expeditors International of Washington, Inc.	26,228
291	FedEx Corp.	24,005

1

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 90.4% - (continued)
	Transportation - 2.8% - (continued)
59	Kansas City Southern ●		$2,173
			52,406
	Total common stocks
	(cost $1,589,367)		$1,678,296

	Total long-term investments
	(cost $1,589,367)		$1,678,296

SHORT-TERM INVESTMENTS - 7.5%
	Repurchase Agreements - 7.5%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $105,808,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $107,922)
$105,806	0.21%, 7/31/2010		$105,806
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in
	the amount of $7,099, collateralized by
	FNMA 2.91% - 4.50%, 2030 - 2040, value
	of $7,241)
7,099	0.21%, 7/31/2010		7,099
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $18,161,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $18,524)
18,161	0.21%, 7/31/2010		18,161
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$307, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $314)
307	0.19%, 7/31/2010		307
	UBS Securities, Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $7,950,
	collateralized by FNMA 3.50% - 4.00%,
	2020 - 2040, value of $8,110)
7,950	0.21%, 7/31/2010		7,950
			139,323
	Total short-term investments
	(cost $139,323)		$139,323

	Total investments
	(cost $1,728,690) ▲	97.9%	$1,817,619
	Other assets and liabilities	2.1%	39,349
	Total net assets	100.0%	$1,856,968

2

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.9% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $1,741,303 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$173,113
Unrealized Depreciation	(96,797)
Net Unrealized Appreciation	$76,316

●	Currently non-income producing.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	Banc of America Securities	Sell	$48,723	$47,416	10/13/2010	$(1,307)
Euro	RBC Dominion Securities	Sell	3,736	3,611	10/13/2010	(125)
Euro	UBS AG	Buy	3,857	3,830	10/13/2010	27
						$(1,405)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$1,678,296	$1,550,349	$127,947	$–
Short-Term Investments	139,323	–	139,323	–
Total	$1,817,619	$1,550,349	$267,270	$–
Forward Foreign Currency Contracts *	27	–	27	–
Total	$27	$–	$27	$–
Liabilities:
Forward Foreign Currency Contracts *	1,432	–	1,432	–
Total	$1,432	$–	$1,432	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford SmallCap Growth Fund
Schedule of Investments July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles & Components - 1.5%
54	Amerigon, Inc. ●	$536
13	Cooper Tire & Rubber Co.	274
79	Dana Holding Corp. ●	942
25	Federal Mogul Corp. ●	456
49	Tenneco Automotive, Inc. ●	1,355
		3,563
	Banks - 2.0%
52	Boston Private Financial Holdings, Inc.	346
44	Cardinal Financial Corp.	449
23	Columbia Banking Systems, Inc.	419
23	Danvers Bancorp, Inc.	380
34	Flushing Financial Corp.	425
57	MGIC Investment Corp. ●	490
31	Ocwen Financial Corp. ●	330
18	Signature Bank ●	685
12	Southside Bancshares, Inc.	231
142	Trustco Bank Corp.	824
		4,579
	Capital Goods - 11.1%
35	A.O. Smith Corp.	1,932
12	Aaon, Inc.	291
20	Acuity Brands, Inc.	834
15	Alamo Group, Inc.	351
60	Altra Holdings, Inc. ●	870
19	Applied Industrial Technologies, Inc.	518
27	Applied Signal Technology	569
101	ArvinMeritor, Inc. ●	1,660
33	AZZ, Inc.	1,453
5	Baldor Electric Co.	191
28	Belden, Inc.	659
19	Blount International ●	205
37	Ceradyne, Inc. ●	862
32	Chart Industries, Inc. ●	572
30	Cubic Corp.	1,215
17	DXP Enterprises, Inc. ●	345
19	Esterline Technologies Corp. ●	955
18	Franklin Electric Co., Inc.	540
5	General Cable Corp. ●	138
4	GeoEye, Inc. ●	150
62	GrafTech International Ltd. ●	974
26	Graham Corp.	413
23	Houston Wire & Cable Co.	280
1	Hubbell, Inc. Class B	69
28	Insteel Industries, Inc.	264
11	Kadant, Inc. ●	222
16	Lennox International, Inc.	686
20	Lindsay Corp.	681
28	Moog, Inc. Class A ●	992
4	Nacco Industries, Inc. Class A	369
8	Nordson Corp.	530
30	Orbital Sciences Corp. ●	443
2	Oshkosh Corp. ●	71
19	Powell Industries, Inc. ●	619
18	SauerDanfoss, Inc. ●	268
20	Teledyne Technologies, Inc. ●	838
9	Tennant Co.	349
2	Thomas & Betts Corp. ●	71
25	Timken Co.	845
30	Titan International, Inc.	329
8	Toro Co.	428
14	TransDigm Group, Inc.	737
12	Trimas Corp. ●	139
26	Woodward Governor Co.	801
		25,728
	Commercial & Professional Services - 3.6%
39	Acacia Research Corp. ●	518
27	Administaff, Inc.	704
1	Advisory Board Co. ●	56
182	APAC TeleServices, Inc. ●	984
2	ATC Technology Corp. ●	58
13	Consolidated Graphics, Inc. ●	572
19	Corporate Executive Board Co.	523
55	Deluxe Corp.	1,124
2	Ennis, Inc.	38
6	Herman Miller, Inc.	108
20	HNI Corp.	525
6	Interface, Inc.	78
28	Knoll, Inc.	390
15	M & F Worldwide Corp. ●	420
45	Sykes Enterprises, Inc. ●	710
26	Tetra Tech, Inc. ●	544
22	Towers Watson & Co.	966
		8,318
	Consumer Durables & Apparel - 4.6%
2	Blyth, Inc.	61
43	Carter's, Inc. ●	1,049
15	Cherokee, Inc.	286
21	Deckers Outdoor Corp. ●	1,072
31	Eastman Kodak Co. ●	122
29	Iconix Brand Group, Inc. ●	482
24	Kenneth Cole Productions, Inc. Class A ●	327
82	Liz Claiborne, Inc. ●	386
4	Maidenform Brands, Inc. ●	107
6	National Presto Industries, Inc.	591
41	Polaris Industries, Inc.	2,438
133	Quiksilver, Inc. ●	595
21	Timberland Co. Class A ●	373
21	True Religion Apparel, Inc. ●	519
23	Under Armour, Inc. Class A ●	851
15	Warnaco Group, Inc. ●	611
31	Wolverine World Wide, Inc.	893
		10,763
	Consumer Services - 3.3%
9	American Public Education, Inc. ●	421
14	Bally Technologies, Inc. ●	449
4	Bridgepoint Education, Inc. ●	79
55	Cheesecake Factory, Inc. ●	1,289
7	Coinstar, Inc. ●	330
2	CPI Corp.	42
48	Domino's Pizza, Inc. ●	619
39	Grand Canyon Education, Inc. ●	934
18	Hillenbrand, Inc.	389
33	Isle of Capri Casinos, Inc. ●	274
8	ITT Educational Services, Inc. ●	625
25	Krispy Kreme Doughnuts, Inc. ●	99
26	P.F. Chang's China Bistro, Inc.	1,096

1

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Consumer Services - 3.3% - (continued)
1	Pre-Paid Legal Services, Inc. ●	$56
24	Sotheby's Holdings	662
36	Texas Roadhouse, Inc. ●	488
		7,852
	Diversified Financials - 2.3%
27	BGC Partners, Inc.	146
14	Cash America International, Inc.	475
49	Compass Diversified Holdings	735
24	Envestnet, Inc. ●	242
34	Ezcorp, Inc. ●	679
30	Financial Engines, Inc. ●	442
37	Life Partners Holdings, Inc.	642
63	MarketAxess Holdings, Inc.	897
46	Newstar Financial, Inc. ●	335
18	Stifel Financial ●	825
3	World Acceptance Corp. ●	118
		5,536
	Energy - 4.6%
31	Abraxas Petroleum Corp. ●	92
9	Callon Petroleum Corp. ●	51
79	Cheniere Energy, Inc. ●	225
25	Cloud Peak Energy, Inc. ●	383
45	Complete Production Services, Inc. ●	864
8	Contango Oil & Gas Co. ●	359
93	CVR Energy, Inc. ●	753
18	Dril-Quip, Inc. ●	936
18	Energy XXI (Bermuda) Ltd. ●	303
24	Exco Resources, Inc.	350
64	ION Geophysical Corp. ●	282
119	Kodiak Oil & Gas Corp. ●	398
2	Lufkin Industries, Inc.	96
7	Matrix Service Co. ●	67
36	McMoRan Exploration Co. ●	377
33	Natural Gas Services Group ●	550
7	Overseas Shipholding Group, Inc.	263
6	OYO Geospace Corp. ●	294
24	Petroleum Development Corp. ●	711
52	PetroQuest Energy, Inc. ●	344
58	Rosetta Resources, Inc. ●	1,278
18	RPC, Inc.	302
17	SM Energy Co.	718
19	Stone Energy Corp. ●	225
92	Vaalco Energy, Inc. ●	549
6	W&T Offshore, Inc.	57
		10,827
	Food & Staples Retailing - 0.0%
25	Great Atlantic & Pacific Tea Co., Inc. ●	86

	Food, Beverage & Tobacco - 1.5%
16	Boston Beer Co., Inc. Class A ●	1,125
4	Cal-Maine Foods, Inc.	112
111	Darling International, Inc. ●	906
20	Heckmann Corp. ●	90
13	Sanderson Farms, Inc.	609
41	Zhongpin, Inc. ●	609
		3,451
	Health Care Equipment & Services - 9.0%
12	Align Technology, Inc. ●	211
44	American Medical Systems Holdings ●	979
29	Amerigroup Corp. ●	1,027
59	Angiodynamics, Inc. ●	915
19	Centene Corp. ●	401
2	Chemed Corp.	109
10	Coninucare Corp. ●	38
32	Corvel Corp. ●	1,257
89	Cyberonics, Inc. ●	2,123
73	Dexcom, Inc. ●	811
19	Hanger Orthopedic Group, Inc. ●	324
35	HealthSouth Corp. ●	649
71	Healthspring, Inc. ●	1,333
9	Kensey Nash Corp. ●	220
36	Masimo Corp.	824
42	Medidata Solutions, Inc. ●	636
34	Molina Healthcare, Inc. ●	1,001
3	Odyssey HealthCare, Inc. ●	92
45	Omnicell, Inc. ●	550
29	Orthofix International N.V. ●	875
34	Owens & Minor, Inc.	935
8	Providence Service Corp. ●	121
1	Quality Systems	51
59	Quidel Corp. ●	727
19	Sirona Dental Systems, Inc. ●	589
43	Sonosight, Inc. ●	1,267
2	STERIS Corp.	58
37	Sunrise Senior Living, Inc. ●	110
36	Symmetry Medical, Inc. ●	354
14	Triple-S Management Corp., Class B ●	284
20	U.S. Physical Therapy, Inc. ●	362
15	Volcano Corp. ●	329
27	Wellcare Health Plans, Inc. ●	699
36	Zoll Medical Corp. ●	958
		21,219
	Household & Personal Products - 1.1%
26	Inter Parfums, Inc.	446
10	Medifast, Inc. ●	293
54	Nu Skin Enterprises, Inc. Class A	1,532
14	Revlon, Inc. ●	172
8	Schiff Nutrition International	63
1	Usana Health Sciences, Inc. ●	47
2	WD40 Co.	70
		2,623
	Insurance - 0.9%
16	Allied World Assurance Holdings Ltd.	807
38	Amerisafe, Inc. ●	684
11	Erie Indemnity Co.	522
–	RLI Corp.	20
3	Validus Holdings Ltd.	64
		2,097
	Materials - 4.7%
2	Arch Chemicals, Inc.	78
8	Ashland, Inc.	410
9	Calgon Carbon Corp. ●	122
5	Clearwater Paper Corp. ●	288
140	General Moly, Inc. ●	463
34	Georgia Gulf Corp. ●	517
125	Golden Star Resources Ltd. ●	513

2

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Materials - 4.7% - (continued)
2	Haynes International, Inc.	$54
3	Kraton Performance Polymers ●	66
15	Metals USA Holdings Corp. ●	184
20	Minerals Technologies, Inc.	1,033
31	Nalco Holding Co.	750
21	Neenah Paper, Inc.	374
1	Newmarket Corp.	139
58	Noranda Aluminium Holding Corp. ●	457
45	Olin Corp.	912
13	Omnova Solutions, Inc. ●	101
21	PolyOne Corp. ●	220
17	Rock Tenn Co. Class A	882
59	Silgan Holdings, Inc.	1,688
6	Stepan Co.	396
50	Stillwater Mining Co. ●	689
17	Titanium Metals Corp. ●	370
9	W.R. Grace & Co. ●	231
		10,937
	Media - 1.0%
54	Arbitron, Inc.	1,567
70	LodgeNet Interactive Corp. ●	253
15	Supermedia, Inc. ●	312
5	Valassis Communications, Inc. ●	171
		2,303
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
135	Akorn, Inc. ●	492
100	Alkermes, Inc. ●	1,286
142	Arena Pharmaceuticals, Inc. ●	1,131
4	Bio-Rad Laboratories, Inc. Class A ●	364
116	Bruker Corp. ●	1,532
98	Cadence Pharmaceuticals, Inc. ●	749
38	Celera Corp. ●	256
73	Celldex Therapeutics, Inc. ●	374
95	Cubist Pharmaceuticals, Inc. ●	2,048
54	Cumberland Pharmaceuticals, Inc. ●	335
167	Cytokinetics, Inc. ●	459
1	Dionex Corp. ●	92
6	Emergent Biosolutions, Inc. ●	113
44	Impax Laboratories, Inc. ●	715
125	Incyte Corp. ●	1,625
69	Inspire Pharmaceuticals, Inc. ●	348
79	Medicines Co. ●	724
43	Medicis Pharmaceutical Corp. Class A	1,098
111	Nabi Biopharmaceuticals ●	634
63	Nektar Therapeutics ●	823
9	NPS Pharmaceuticals, Inc. ●	65
27	Obagi Medical Products, Inc. ●	315
31	Onyx Pharmaceuticals, Inc. ●	809
30	PAREXEL International Corp. ●	624
137	PDL Biopharma, Inc.	851
28	Pharmasset, Inc. ●	751
47	Questcor Pharmaceuticals ●	530
60	Regeneron Pharmaceuticals, Inc. ●	1,442
54	Rigel Pharmaceuticals, Inc. ●	436
53	Salix Pharmaceuticals Ltd. ●	2,235
139	Santarus, Inc. ●	346
75	Sciclone Pharmaceuticals, Inc. ●	260
136	Seattle Genetics, Inc. ●	1,661
134	Spectrum Pharmaceuticals, Inc. ●	557
20	Targacept, Inc. ●	433
92	Vanda Pharmaceuticals, Inc. ●	669
64	ViroPharma, Inc. ●	840
		28,022
	Real Estate - 1.3%
65	Anworth Mortgage Asset Corp.	450
34	Colonial Properties Trust	542
27	DuPont Fabros Technology, Inc.	692
76	Felcor Lodging Trust, Inc. ●	451
14	Getty Realty Corp.	345
39	MFA Mortgage Investments, Inc.	283
43	Strategic Hotels & Resorts, Inc. ●	199
		2,962
	Retailing - 5.7%
4	AnnTaylor Stores Corp. ●	70
19	Big Lots, Inc. ●	662
4	Brown Shoe Co., Inc.	56
24	Children's Place Retail Stores, Inc. ●	996
25	Citi Trends, Inc. ●	779
4	Collective Brands, Inc. ●	58
29	Core-Mark Holding Co., Inc. ●	885
25	DSW, Inc. ●	665
26	Gymboree Corp. ●	1,119
11	Jo-Ann Stores, Inc. ●	460
15	Joseph A. Bank Clothiers, Inc. ●	857
7	Kirklands, Inc. ●	119
36	Nutri/System, Inc.	706
27	OfficeMax, Inc. ●	384
73	Overstock.com, Inc. ●	1,441
84	Pier 1 Imports, Inc. ●	586
6	Retail Ventures, Inc. ●	58
49	Select Comfort Corp. ●	381
1	Shoe Carnival, Inc. ●	30
32	Shutterfly, Inc. ●	793
6	Stein Mart, Inc. ●	50
7	The Finish Line, Inc.	95
30	Ulta Salon, Cosmetics & Fragrances, Inc. ●	769
23	Williams-Sonoma, Inc.	609
28	Zumiez, Inc. ●	505
		13,133
	Semiconductors & Semiconductor Equipment - 4.8%
94	Amkor Technology, Inc. ●	540
57	Anadigics, Inc. ●	252
31	Atheros Communications, Inc. ●	806
31	AXT, Inc. ●	182
5	Cabot Microelectronics Corp. ●	165
151	GT Solar International, Inc. ●	980
216	Integrated Device Technology, Inc. ●	1,256
29	Integrated Silicon Solution, Inc. ●	245
67	Lattice Semiconductor Corp. ●	372
21	Maxlinear, Inc. Class A ●	265
105	Micrel, Inc.	1,016
4	Microsemi Corp. ●	65
65	MIPS Technologies, Inc. Class A ●	355
6	NVE Corp. ●	275
75	ON Semiconductor Corp. ●	504

3

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Semiconductors & Semiconductor Equipment - 4.8% -
	(continued)
157	RF Micro Devices, Inc. ●	$656
42	Sigma Designs, Inc. ●	434
100	Skyworks Solutions, Inc. ●	1,760
33	Standard Microsystems Corp. ●	729
16	Tessera Technologies, Inc. ●	278
		11,135
	Software & Services - 12.6%
3	ACI Worldwide, Inc. ●	59
30	Actuate Corp. ●	144
62	ArcSight, Inc. ●	1,562
138	Art Technology Group, Inc. ●	496
40	AsiaInfo-Linkage, Inc. ●	808
42	Commvault Systems, Inc. ●	781
33	Constant Contact, Inc. ●	647
53	CSG Systems International, Inc. ●	999
28	Diamond Management & Technology	309
32	Earthlink, Inc.	281
12	Factset Research Systems, Inc.	865
18	Global Cash Access, Inc. ●	74
47	Informatica Corp. ●	1,422
34	Interactive Intelligence, Inc. ●	553
60	j2 Global Communications, Inc. ●	1,403
26	JDA Software Group, Inc. ●	609
10	Kit Digital, Inc. ●	97
44	Lawson Software, Inc. ●	347
3	Lender Processing Services	85
82	Magma Design Automation, Inc. ●	266
8	Manhattan Associates, Inc. ●	227
12	Mercadolibre, Inc. ●	750
9	MicroStrategy, Inc. ●	780
141	ModusLink Global Solutions, Inc. ●	926
40	Net 1 UEPS Technologies, Inc. ●	579
1	Opentable, Inc. ●	50
3	Opnet Technologies, Inc.	47
23	Parametric Technology Corp. ●	405
75	Quest Software, Inc. ●	1,513
43	Rackspace Hosting, Inc. ●	810
29	RightNow Technologies, Inc. ●	457
20	Rosetta Stone, Inc. ●	420
105	Sapient Corp.	1,149
38	Solarwinds, Inc. ●	524
29	Solera Holdings, Inc.	1,097
22	Sourcefire, Inc. w/Rights ●	459
3	SuccessFactors, Inc. ●	69
5	Synchronoss Technologies, Inc. ●	90
2	Taleo Corp. Class A ●	54
69	Tibco Software, Inc. ●	929
21	TiVo, Inc. ●	182
29	Travelzoo, Inc. ●	443
14	Unisys Corp. ●	365
203	United Online, Inc.	1,283
42	Valueclick, Inc. ●	457
104	VeriFone Systems, Inc. ●	2,273
3	Websense, Inc. ●	58
31	Wright Express Corp. ●	1,085
		29,288
	Technology Hardware & Equipment - 7.5%
21	Acme Packet, Inc. ●	580
54	Agilysys, Inc.	427
15	Arris Group, Inc. ●	139
46	Benchmark Electronics, Inc. ●	765
4	Blue Coat Systems, Inc. ●	83
27	Compellent Technologies, Inc. ●	355
30	Comtech Telecommunications Corp. ●	642
1	Digi International, Inc. ●	6
23	Emulex Corp. ●	202
21	Hypercom Corp. ●	90
33	Interdigital, Inc. ●	901
43	Keithley Instruments, Inc.	468
3	Loral Space & Communications, Inc. ●	164
25	Multi-Fineline Electronix, Inc. ●	636
62	Netezza Corp. ●	953
10	Newport Corp. ●	122
14	Novatel Wireless, Inc. ●	92
52	Oplink Communications, Inc. ●	838
74	Plantronics, Inc.	2,212
28	Polycom, Inc. ●	819
43	Power-One, Inc. ●	538
28	QLogic Corp. ●	438
116	Quantum Corp. ●	185
62	Riverbed Technology, Inc. ●	2,288
32	Sanmina-Sci Corp. ●	403
73	SeaChange International, Inc. ●	658
87	Silicon Graphics International ●	677
285	Sonus Networks, Inc. ●	821
29	STEC, Inc. ●	450
55	Xyratex Ltd. ●	710
2	Zebra Technologies Corp. Class A ●	59
		17,721
	Telecommunication Services - 1.7%
10	AboveNet, Inc. ●	548
14	Atlantic Tele-Network, Inc.	621
46	Global Crossing Ltd. ●	536
49	Neutral Tandem, Inc. ●	520
26	NTELOS Holdings Corp.	495
4	Premiere Global Services, Inc. ●	24
10	Syniverse Holdings, Inc. ●	225
8	TW Telecom, Inc. ●	149
49	USA Mobility, Inc.	733
56	Vonage Holdings Corp. ●	138
		3,989
	Transportation - 1.4%
2	Dollar Thrifty Automotive Group, Inc. ●	99
52	Hawaiian Holdings, Inc. ●	314
21	Marten Transport Ltd. ●	468
53	Pacer International, Inc. ●	433
49	UAL Corp. ●	1,163
36	Werner Enterprises, Inc.	825
		3,302
	Utilities - 0.5%
14	Piedmont Natural Gas	377

4

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Utilities - 0.5% - (continued)
25	UniSource Energy Corp.		$804
			1,181
	Total common stocks
	(cost $213,970)		$230,615
	Total long-term investments
	(cost $213,970)		$230,615
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $1,883,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $1,920)
$1,883	0.21%, 7/31/2010		$1,883
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $126, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $129)
126	0.21%, 7/31/2010		126
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $323,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $330)
323	0.21%, 7/31/2010		323
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$5, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $6)
5	0.19%, 7/31/2010		5
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $142, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $144)
142	0.21%, 7/31/2010		142
			2,479
	Total short-term investments
	(cost $2,479)		$2,479
	Total investments
	(cost $216,449) ▲	99.8%	$233,094
	Other assets and liabilities	0.2%	422
	Total net assets	100.0%	$233,516

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.6% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

5

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued) July 31, 2010 (Unaudited)
(000’s Omitted)

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $218,570 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,115
Unrealized Depreciation	(14,591)
Net Unrealized Appreciation	$14,524

●	Currently non-income producing.

Futures Contracts Outstanding at July 31, 2010

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Month	Market Value ╪	Amount	(Depreciation)
S&P 500 Mini	40	Long	Sep 2010	$2,197	$2,201	$(4)

* The number of contracts does not omit 000's.

Cash of $180 was pledged as initial margin deposit for open futures contracts at July 31, 2010

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$230,615	$230,615	$–	$–
Short-Term Investments	2,479	–	2,479	–
Total	$233,094	$230,615	$2,479	$–
Liabilities:
Futures *	4	4	–	–
Total	$4	$4	$–	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Tax-Free National Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3%
	Alabama - 0.8%
	Huntsville, AL, GO
$1,855	5.25%, 05/01/2022 ‡	$1,975

	Alaska - 0.5%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	399
	Anchorage, AK, GO
610	5.25%, 08/01/2028	671
		1,070
	Arizona - 3.6%
	Arizona Sundance Community Fac Dist,
	Special Assess Rev #2
341	7.13%, 07/01/2027 ■	330
	Arizona Water Infrastructure FA Rev
1,500	5.00%, 10/01/2030	1,635
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	255
	Maricopa County Pollution Control Corp
1,500	5.00%, 06/01/2035	1,513
	Pima County, AZ, Charter Schools Proj
870	5.75%, 07/01/2016	876
	Pima County, AZ, Noah Webster Basic School
1,000	5.60%, 12/15/2019	1,000
	Salt River Proj Arizona Agricultural
3,000	5.00%, 01/01/2034	3,168
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	207
		8,984
	California - 15.7%
	Aliso Viejo, CA, Community Fac Dist Special
	Tax
500	6.00%, 09/01/2038	437
	Beumont, CA, FA (Prerefunded with State &
	Local Gov't Securities)
50	7.25%, 09/01/2020	51
	Burbank, CA, FA Rev South San Fernando
	Redev Proj
350	5.50%, 12/01/2023	356
	California Educational Fac Auth, La Verne
	University
180	5.00%, 06/01/2031	168
	California Educational Fac Auth, Pitzer
	College
630	5.00%, 04/01/2030	626
	California Health Fac FA, Catholic Healthcare
	West
250	5.25%, 07/01/2023	258
	California Public Works Board Lease Rev
1,000	5.75%, 10/01/2030	1,019
	California Public Works Board, Dept of Health
	Services Richmond Lab
300	5.00%, 11/01/2030	282
	California Public Works Board, Dept of
	Mental Health Patton
200	5.38%, 04/01/2028	201
	California State
665	5.50%, 03/01/2040	678
	California State Dept of Water Resources
	Supply Rev
500	5.00%, 05/01/2022	557
	California State Enterprise Auth, Sewer FA
	Rev AMT
500	5.30%, 09/01/2047	477
	California State GO
3,515	6.50%, 04/01/2033	3,985
	California State Public Works Board
500	6.00%, 03/01/2035	517
170	6.13%, 04/01/2029	180
2,000	6.25%, 04/01/2034	2,135
1,000	6.38%, 11/01/2034	1,069
	California Statewide Community DA,
	California Baptist University
1,000	5.50%, 11/01/2038	809
	California Statewide Community DA, CHF-
	Irvine, LLC
700	5.75%, 05/15/2032	711
	California Statewide Community DA, Health
	Services Rev
250	6.00%, 10/01/2023	261
	California Statewide Community DA, Thomas
	Jefferson School of Law
500	7.25%, 10/01/2032	514
	California Statewide Community DA,
	Windrush School
250	5.50%, 07/01/2037	201
	Capistrano, CA, USD Community Fac Dist
	Special Tax #90-2 Talega (Prerefunded with
	State & Local Gov't Securities)
250	5.90%, 09/01/2020	290
	Carlsbad, CA, Special Tax
260	6.05%, 09/01/2028	241
	Chula Vista, CA, IDR Daily San Diego Gas
300	5.30%, 07/01/2021	332
	Contra Costa County, CA, Public FA Tax
	Allocation
70	5.63%, 08/01/2033	66
	El Dorado Irrigation Dist
300	5.38%, 08/01/2024	332
	Fontana, CA, Redev Agency Tax Allocation
	Ref, Jurupa Hills Redev Proj
400	5.50%, 10/01/2027	400
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019	442
	Indio, CA, Public Improvement Act Special
	Assessment #2002-3 GO
95	6.35%, 09/02/2027	96
	Kern County, CA, Tobacco Securitization
	Agency
925	6.00%, 06/01/2029	908
	Lake Tahoe USD
8,000	6.38%, 08/01/2045	2,096
	Lathrop, CA, FA Rev Water Supply Proj
1,000	6.00%, 06/01/2035	1,001
	Los Alamitos, CA, University GO
500	5.50%, 08/01/2033	538
	Madera, CA, Redev Agency Tax Rev
750	5.25%, 09/01/2030	719
	Modesto, CA, Irrigation Dist
500	5.50%, 07/01/2035	517

The Hartford Tax-Free National Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	California - 15.7% - (continued)
	Morongo Band of Mission Indians Enterprise
	Rev
$2,655	6.50%, 03/01/2028 ■	$2,524
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	552
	Port of Oakland, CA, Transportation FA
2,540	5.75%, 11/01/2022	2,543
	San Bernardino, CA, Community College Dist
	GO
500	6.38%, 08/01/2026	587
	San Diego, CA, Public Fac FA Water Rev
500	5.25%, 08/01/2038	527
	San Diego, CA, Redev Agency Tax
	Allocation, North Park Redev Proj
175	5.30%, 09/01/2016	175
	San Diego, CA, Redev Agency, Centre City
	Sub Pkg
200	5.25%, 09/01/2026	195
	San Francisco City & County Airports
	Commission
1,000	5.00%, 05/01/2040 ☼	998
	San Francisco City & County, CA, Redev
	Agency
1,120	6.50%, 08/01/2032	1,194
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	728
	Santa Margarita, CA, Water Dist Special Tax
	Community Fac Dist (Prerefunded with
	State & Local Gov't Securities)
200	6.00%, 09/01/2030	232
	Southern California Public Power Auth
500	5.00%, 07/01/2023	553
	Temecula, CA, Redev Agency Tax Allocation
	Rev
250	5.63%, 12/15/2038	214
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,690
	Tuolumne Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,106
	Ventura County, CA, Certificates of
	Participation
1,250	5.63%, 08/15/2027	1,356
	Washington Township, CA, Health Care Dist
	Rev
500	5.00%, 07/01/2037	475
1,000	6.00%, 07/01/2029	1,056
		40,175
	Colorado - 2.4%
	Adams County, CO
1,000	5.13%, 12/01/2029	1,051
	Colorado Educational & Cultural Fac Auth,
	Charter School Banning Lewis
990	6.13%, 12/15/2035 ■	923
	Denver, CO, Rendezvous Residential Metro
	Dist GO
600	5.38%, 12/01/2021	491
	Ebert, CO, Metropolitan Dist GO
3,000	5.35%, 12/01/2037	2,169
	Reata, CO, North Metro Dist GO
1,000	5.50%, 12/01/2032 ⌂	700
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	682
		6,016
	Delaware - 0.7%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,324
	New Castle County, DE, DA GO
500	5.00%, 07/15/2033	538
		1,862
	District of Columbia - 2.7%
	Dist of Columbia University Rev
3,000	5.25%, 04/01/2034	3,201
	Metropolitan Washington, DC, Airport Auth
2,500	5.50%, 10/01/2027	2,555
	Washington, DC, Metropolitan Area Transit
1,000	5.13%, 07/01/2032	1,060
		6,816
	Florida - 6.4%
	Clearwater Water and Sewer Rev
2,500	5.25%, 12/01/2039	2,641
	Colonial Country Club Community
	Development Dist, Capital Improvement
	Rev
465	6.40%, 05/01/2033	483
	Florida Village Community Development
930	6.50%, 05/01/2033	954
	Florida Village Community Development Dist
	No 8
1,120	6.38%, 05/01/2038	1,112
	Jacksonville, FL, Econ Development
	Community Health Care Fac
3,000	6.25%, 09/01/2027	2,981
	Miami-Dade County Aviation Rev
1,000	5.00%, 10/01/2041 ☼	975
	Miami-Dade County, FL, Aviation Rev
1,645	5.50%, 10/01/2036	1,687
	Miami-Dade County, FL, Educational
	Facilities Auth
2,000	5.75%, 04/01/2028	2,103
	Palm Beach County, FL, Health FA Rev
	Waterford Proj
3,300	5.75%, 11/15/2026	3,149
	River Bend Community Development Dist,
	Capital Improvement Rev
900	0.00%, 11/01/2015 ⌂●	413
		16,498
	Georgia - 3.7%
	Atlanta Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,741
	Dekalb County, GA, DA
1,000	6.00%, 07/01/2034	1,112
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,324
	Fulton County, GA, Water & Sewer Rev FGIC
	Part (Prerefunded with State & Local Gov't
	Securities)
1,500	6.38%, 01/01/2014	1,656
	Gainesville & Hall County, GA, Hospital Auth
	GO
1,500	5.25%, 02/15/2045	1,513

The Hartford Tax-Free National Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	Georgia - 3.7% - (continued)
	Georgia Municipal Electric Auth, Power Rev
$945	6.50%, 01/01/2017	$1,121
	Georgia Municipal Electric Auth, Power Rev
	(Prerefunded with US Gov't Securities)
55	6.50%, 01/01/2017	66
	Marietta, GA, DA
1,000	7.00%, 06/15/2030	1,000
		9,533
	Hawaii - 0.4%
	Hawaii State
1,000	5.00%, 07/01/2039	1,005

	Idaho - 0.7%
	Idaho Board Bank Auth
1,470	5.63%, 09/15/2026	1,684

	Illinois - 5.8%
	Chicago, IL, Tax Increment Allocation Jr Lien
	Pilsen Redev B
1,000	6.75%, 06/01/2022 ⌂	971
	Hampshire, IL, Special Service Area #13,
	Tuscany Woods Proj
1,800	5.75%, 03/01/2037 ⌂	1,029
	Hampshire, IL, Special Service Area #16,
	Prairie Ridge Proj
800	6.00%, 03/01/2046	550
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028 ‡	1,542
	Illinois Education FA, Augustana College, Ser
	A
1,000	5.70%, 10/01/2032	1,011
	Illinois FA Rev
800	5.25%, 11/01/2039	818
2,930	5.38%, 07/01/2033 - 08/15/2039	2,985
1,000	5.50%, 04/01/2039	1,009
310	6.25%, 02/01/2033	328
	Plano, IL, Lakewood Springs Proj Special
	Services Area
497	6.10%, 03/01/2035	439
	Round Lake, IL, Special Tax Rev
955	4.70%, 03/01/2033	961
	Round Lake, IL, Special Tax Rev (Prerefunded
	with State & Local Gov't Securities)
494	6.70%, 03/01/2033	571
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	543
	Wauconda, IL, Special Service Area #1
	Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	959
	Yorkville, IL, United City Special Service
	Area Tax Raintree Village Proj
929	6.88%, 03/01/2033	938
		14,654
	Indiana - 1.4%
	Indiana FA Hospital Rev
2,000	6.75%, 03/01/2035	2,101
	Indiana Municipal Power Agency
500	5.75%, 01/01/2034	521
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,171
		3,793
	Louisiana - 1.6%
	Louisiana Public Fac Auth
2,500	6.75%, 07/01/2039	2,736
	Louisiana Public Fac Auth, Oschner Clinic
	Foundation Proj (Prerefunded with US
	Gov't Securities)
500	5.50%, 05/15/2027	587
	Louisiana Public Fac Auth, Susla Fac, Inc.
1,000	5.75%, 07/01/2039 ⌂	707
		4,030
	Michigan - 3.6%
	Detroit, MI, GO
1,700	5.00%, 04/01/2016	1,591
	Detroit, MI, Water Supply System Ref Rev
	FGIC
1,750	6.50%, 07/01/2015	2,013
	Grand Valley State University
1,500	5.50%, 12/01/2027	1,603
	Michigan Hospital FA, Rev Ref Henry Ford
	Health System (Prerefunded with State &
	Local Gov't Securities)
500	5.63%, 03/01/2017	560
	Michigan Public Educational Facilities Auth
695	7.00%, 12/01/2039	709
	Michigan State Hospital FA, McLaren Health
	Care
2,000	5.63%, 05/15/2028	2,119
	Michigan Tobacco Settlement FA Ser A
1,000	6.00%, 06/01/2048	734
		9,329
	Minnesota - 5.3%
	Baytown Township, MN
250	7.00%, 08/01/2038	248
	Chaska, MN, Electric Rev Ref Generating Fac
500	5.00%, 10/01/2030	517
	Falcon Heights, MN, Lease Rev
225	6.00%, 11/01/2037	189
	Golden Valley, MN, Calvary Center Apts Proj
	AMT
500	4.85%, 12/20/2041	484
	Illinois FA Rev
2,000	5.75%, 04/01/2024	2,113
	Minneapolis & St Paul, MN, Airport
	Commission FGIC AMT
1,000	5.63%, 01/01/2018	1,010
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	268
	Minneapolis, MN, Tax Increment Grant Park
	Proj
350	5.35%, 02/01/2030	298
	Minnesota Agricultural Society, State Fair Rev
835	5.13%, 09/15/2023	864
	Minnesota Intermediate School Dist Lease Rev
364	5.30%, 11/01/2032	365
	Ramsey, MN, Lease Rev Pact Charter School
	Proj
750	6.50%, 12/01/2022	700

The Hartford Tax-Free National Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	Minnesota - 5.3% - (continued)
	Rosemount, MN, ISD #196 GO MBIA
$1,950	5.70%, 04/01/2015	$1,723
	St Paul, MN, Housing & Redev Auth, Achieve
	Language Academy
800	6.75%, 12/01/2022	784
	St Paul, MN, Housing & Redev Auth, Hmong
	Academy Proj
1,000	6.00%, 09/01/2036	797
	St Paul, MN, Housing & Redev Auth, Hope
	Community Academy Proj
450	6.25%, 12/01/2019	414
	St Paul, MN, Housing & Redev Auth, Lease
	Rev
860	6.00%, 12/01/2018	818
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	531
	Stillwater, MN, Multifamily Housing Rev
	AMT
400	5.38%, 02/01/2032	335
	University of Minnesota (Prerefunded with
	State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,238
		13,696
	Missouri - 1.0%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	521
	Lees Summit, MO, IDA Kensington Farms
	Improvement Proj
1,000	5.75%, 03/01/2029	827
	St Louis, MO, IDA Confluence Academy Proj
550	5.35%, 06/15/2032	431
	Stone Canyon, MO, Community Improvement
	Proj
1,000	5.75%, 04/01/2027	805
		2,584
	Nebraska - 1.0%
	Nebraska Public Power Dist Rev
2,500	5.00%, 01/01/2033	2,588

	Nevada - 0.4%
	Clark County, NV, Airport Rev
1,000	5.75%, 07/01/2042	1,054

	New Hampshire - 0.3%
	New Hampshire Health & Education Fac,
	Elliot Hospital
715	5.60%, 10/01/2022	723

	New Jersey - 1.6%
	New Jersey Health Care Facilities FA Rev
2,145	5.75%, 10/01/2031	2,336
	New Jersey Tobacco Settlement Financing
	Corp
1,500	5.00%, 06/01/2041	984
	New Jersey Transportation Trust Fund Auth
2,500	6.05%, 12/15/2029	882
		4,202
	New Mexico - 0.6%
	Cabezon, NM, Public Improvement Dist
665	5.20%, 09/01/2015	635
	New Mexico Hospital Equipment Loan
	Council
1,040	5.00%, 08/01/2039	1,063
		1,698
	New York - 7.5%
	Albany, NY, IDA Civic Fac Rev
250	5.00%, 07/01/2037	236
	Erie County, NY, IDA Applied Tech Charter
	School Proj
800	6.75%, 06/01/2025	771
	Erie County, NY, IDA Global Concepts
	Charter School Proj
495	6.25%, 10/01/2037	421
	Nassau County, NY, IDA Continuing Care
	Retirement, Amsterdam at Harborside, Ser
	A
1,500	6.50%, 01/01/2027	1,525
	New York City Health & Hospital Corp
500	5.50%, 02/15/2023	547
	New York Dorm Auth, Fordham University
	FGIC
80	5.00%, 07/01/2020	83
	New York Dorm Auth, Mount St Mary
	College
400	5.00%, 07/01/2027	403
	New York Dorm Auth, Rochester University
135	5.25%, 07/01/2022	143
	New York Dorm Auth, State University Dorm
	Fac (Prerefunded with US Gov't Securities)
450	5.00%, 07/01/2032	490
	New York Dorm Auth, Upstate Community
	College
250	5.25%, 07/01/2021	270
	New York Energy Research & DA, Elec Fac
	Rev Adj Long Island Lighting Co Proj
250	5.30%, 08/01/2025	251
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	473
	New York Metropolitan Transportation Auth
450	5.13%, 11/15/2031	461
	New York State Dormitory Auth, Rev Non St
2,000	5.38%, 03/01/2029	2,138
	New York Tobacco Settlement FA
400	5.50%, 06/01/2022	434
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,183
	New York, NY, GO (Prerefunded with US
	Gov't Securities)
45	5.75%, 03/01/2019	51
	New York, NY, IDA American Airlines JFK
	International Airport AMT
860	7.13%, 08/01/2011	866
1,400	8.00%, 08/01/2012	1,434
	New York, NY, IDA Civic Fac Rev, YMCA
	of Greater NY Proj
250	5.25%, 08/01/2021	252
	New York, NY, Transitional FA Future Tax
	Secured
450	5.00%, 08/01/2023	475

The Hartford Tax-Free National Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	New York - 7.5% - (continued)
	Otsego County, NY, IDA Civic Fac Rev
	Hartwick College Proj
$200	6.00%, 07/01/2011	$201
	Rensselaer County, NY, Industrial
	Improvements
200	5.00%, 01/01/2036	205
	St Lawrence, NY, IDA Civic Fac Rev,
	Clarkson University Proj
450	5.00%, 07/01/2023	464
	Suffolk County, NY, Jeffersons Ferry Proj
500	5.00%, 11/01/2028	453
	Ulster County, NY, IDA Kingston Regional
	Senior Living Proj
4,475	6.00%, 09/15/2027	3,892
	Westchester County, NY, IDA Continuing
	Care Retirement, Kendal on Hudson Proj
500	6.38%, 01/01/2024	500
		18,622
	North Carolina - 0.4%
	Mecklenburg County, NC
795	5.00%, 02/01/2024	880

	Ohio - 1.9%
	Cuyahoga Community College
1,200	5.00%, 08/01/2027	1,281
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,573
	Ohio State Higher Educational Facilities Rev
2,000	5.50%, 12/01/2036	2,105
		4,959
	Oklahoma - 0.4%
	Tulsa Airports Improvement Trust
1,000	5.38%, 06/01/2024	1,035

	Other U.S. Territories - 1.3%
	Guam Government
565	5.75%, 12/01/2034	586
	Puerto Rico Housing FA
1,000	5.13%, 12/01/2027	1,033
	Puerto Rico Sales Tax Financing
1,500	5.50%, 08/01/2042	1,528
	University Virgin Islands
270	5.13%, 12/01/2022	278
225	5.25%, 12/01/2023 - 12/01/2024	231
		3,656
	Pennsylvania - 2.9%
	Chester County, PA, GO
1,000	5.00%, 07/15/2029	1,082
	Montgomery County, PA, IDA Whitemarsh
	Continuing Care Proj
800	6.13%, 02/01/2028	684
	Pennsylvania State Higher Educational FA
	Rev
2,145	5.75%, 07/01/2028	2,160
1,000	6.00%, 07/01/2043	1,016
	Pennsylvania Turnpike Commission
665	6.00%, 06/01/2028	755
	Philadelphia, PA, Municipal Auth GO
750	6.38%, 04/01/2029	803
1,000	6.50%, 04/01/2034	1,063
		7,563
	Rhode Island - 0.9%
	Central Falls, RI, Detention FA Fac Rev
655	6.75%, 01/15/2013	645
	Rhode Island Tobacco Settlement Financing
	Corp
2,000	6.25%, 06/01/2042	1,894
		2,539
	South Dakota - 0.6%
	South Dakota Housing DA
1,575	6.13%, 05/01/2033	1,640

	Tennessee - 0.8%
	Johnson City, TN, Health & Educational
	Facilities
2,000	6.00%, 07/01/2038	2,046

	Texas - 11.0%
	Corpus Christi, TX, ISD GO
1,525	5.00%, 08/15/2026	1,671
	Dallas Fort Worth, TX, International Airport
2,000	6.00%, 11/01/2028 - 11/01/2032	2,002
	Harris County, TX, Cultural Education Fac
	Baylor CLG Medicine
2,145	5.63%, 11/15/2032	2,032
	Houston, TX, Airport System Rev
1,070	5.50%, 07/01/2034	1,149
1,500	6.75%, 07/01/2021	1,495
	Houston, TX, Utility Systems Rev
2,000	6.00%, 11/15/2036	2,264
	La Vernia, TX, Higher Education
2,000	6.38%, 08/15/2044	2,104
	Lower Colorado River Auth Rev
2,000	7.25%, 05/15/2037	2,223
	Mc Lennan County, TX, Public Fac
2,000	6.63%, 06/01/2035	2,185
	North Texas Tollway Auth
3,000	6.00%, 01/01/2025	3,291
	Tarrant County Cultural Education Facilities
2,000	5.63%, 08/15/2035	2,075
	Tarrant County, TX, Cultural Education
	Facilities
1,000	6.25%, 11/15/2029	1,122
	Texas Private Activity Surface Transportation
2,000	6.88%, 12/31/2039	2,071
	Travis County, TX, Health Fac, Querencia
	Barton Creek Project
1,000	5.65%, 11/15/2035	851
	Tyler, TX, ISD GO
2,000	5.00%, 02/15/2028	2,141
		28,676
	Virginia - 1.2%
	Peninsula, VA, Turn Center Community Dev
	DA
700	6.45%, 09/01/2037	686
	Virginia State Residential Auth
500	5.00%, 11/01/2024	569

The Hartford Tax-Free National Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 97.3% - (continued)
	Virginia - 1.2% - (continued)
	Virginia Tobacco Settlement Funding Corp
	(Prerefunded with US Gov't Securities)
$1,455	5.50%, 06/01/2026		$1,631
			2,886
	Washington - 5.3%
	FYI Properties Lease Rev
2,285	5.50%, 06/01/2034		2,424
	King County, WA, ISD #210 GO
670	5.00%, 06/01/2019		704
	Port of Seattle Rev
1,000	5.00%, 06/01/2030 ☼		1,034
	Washington State Health Care FA Rev
2,500	5.63%, 10/01/2038		2,591
2,400	6.13%, 08/15/2037		2,461
835	6.50%, 11/15/2033		890
	Washington State Healthcare Facilities Auth
2,830	5.25%, 10/01/2039		2,916
			13,020
	Wisconsin - 1.6%
	Badger Tobacco Asset Securitization Corp of
	WI (Prerefunded with US Gov't Securities)
1,765	6.13%, 06/01/2027		1,904
1,000	6.38%, 06/01/2032		1,105
	Wisconsin State General Fund GO
125	5.75%, 05/01/2033		136
865	6.00%, 05/01/2036		953
			4,098
	Wyoming - 1.3%
	Campbell County, WY, Solid Waste Facilities
3,000	5.75%, 07/15/2039		3,260

	Total municipal bonds
	(cost $242,076)		$248,849

	Total long-term investments
	(cost $242,076)		$248,849

SHORT-TERM INVESTMENTS - 2.0%
	Investment Pools and Funds - 2.0%
	State Street Bank Tax Free Money Market
5,189	Fund		$5,189

	Total short-term investments
	(cost $5,189)		$5,189

	Total investments
	(cost $247,265) ▲	99.3%	$254,038
	Other assets and liabilities	0.7%	1,717
	Total net assets	100.0%	$255,755

The Hartford Tax-Free National Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.6% of total net assets at July 31, 2010.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $247,265 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,349
Unrealized Depreciation	(6,576)
Net Unrealized Appreciation	$6,773

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $3,777, which represents 1.48% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $2,993.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2004	$1,000	Chicago, IL, Tax Increment Allocation Jr Lien Pilsen Redev B, 6.75%, 06/01/2022	$1,000
05/2007	$1,800	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	1,800
07/2007	$1,000	Louisiana Public Fac Auth, Susla Fac, Inc., 5.75%, 07/01/2039 - 144A	1,006
04/2007	$1,000	Reata, CO, North Metro Dist GO, 5.50%, 12/01/2032 - 144A	1,000
11/2007	$900	River Bend Community Development Dist, Capital Improvement Rev, 0.00%, 11/01/2015	900

The aggregate value of these securities at July 31, 2010 was $3,820 which represents 1.49% of total net assets.

AMT	–	Alternative Minimum Tax
DA	–	Development Authority
FA	–	Finance Authority
FGIC	–	Financial Guaranty Insurance Company
GO	–	General Obligations
IDA	–	Industrial Development Authority Bond
IDR	–	Industrial Development Revenue Bond
ISD	–	Independent School District
MBIA	–	Municipal Bond Insurance Association
PA	–	Port Authority
USD	–	United School District

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Municipal Bonds	$248,849	$–	$248,849	$–
Short-Term Investments	5,189	5,189	–	–
Total	$254,038	$5,189	$248,849	$–

♦ For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Banks - 3.5%
175	Wells Fargo & Co.	$4,856

	Capital Goods - 7.3%
27	AMETEK, Inc.	1,204
64	Barnes Group, Inc.	1,182
13	General Dynamics Corp.	796
78	General Electric Co.	1,249
19	Honeywell International, Inc.	819
12	Lockheed Martin Corp.	924
27	Moog, Inc. Class A ●	968
50	Pentair, Inc.	1,693
57	Terex Corp. ●	1,115
		9,950
	Commercial & Professional Services - 1.2%
40	Herman Miller, Inc.	695
148	Steelcase, Inc.	1,019
		1,714
	Consumer Services - 1.4%
24	Apollo Group, Inc. Class A ●	1,089
275	Thomas Cook Group plc	784
		1,873
	Diversified Financials - 11.1%
79	Ameriprise Financial, Inc.	3,366
288	Bank of America Corp.	4,044
25	Bank of New York Mellon Corp.	631
23	JP Morgan Chase & Co.	922
68	Oaktree Capital ■●	2,329
30	Solar Capital Ltd.	620
74	Solar Cayman Ltd. ⌂●†	29
90	TD Ameritrade Holding Corp. ●	1,417
83	UBS AG	1,409
27	UBS AG ADR	458
		15,225
	Energy - 15.9%
32	Anadarko Petroleum Corp.	1,578
11	Apache Corp.	1,023
17	Baker Hughes, Inc.	816
59	Canadian Natural Resources Ltd. ADR	2,021
40	Chevron Corp.	3,041
79	Cobalt International Energy ●	656
50	Consol Energy, Inc.	1,889
–	Inpex Corp. ☼	1,115
33	Noble Corp.	1,076
25	Noble Energy, Inc.	1,703
29	Overseas Shipholding Group, Inc.	1,138
53	SBM Offshore N.V.	831
35	Southwestern Energy Co. ●	1,279
90	Tsakos Energy Navigation Ltd.	1,333
145	Weatherford International Ltd. ●	2,347
		21,846
	Food, Beverage & Tobacco - 6.4%
114	Archer Daniels Midland Co.	3,124
690	China Agri-Industries Holdings	780
–	Japan Tobacco, Inc.	846
35	Kraft Foods, Inc.	1,020
66	Molson Coors Brewing Co.	2,984
		8,754
	Health Care Equipment & Services - 2.7%
37	CIGNA Corp.	1,129
53	Medtronic, Inc.	1,956
23	UnitedHealth Group, Inc.	700
		3,785
	Insurance - 11.5%
43	ACE Ltd. ‡	2,263
33	Everest Re Group Ltd.	2,538
121	Fidelity National Financial, Inc.	1,780
34	Platinum Underwriters Holdings Ltd.	1,325
36	Principal Financial Group, Inc.	911
63	Reinsurance Group of America, Inc.	3,028
145	Unum Group	3,316
2	White Mountains Insurance Group Ltd.	608
		15,769
	Materials - 5.2%
19	HeidelbergCement AG	938
9	Methanex Corp.	208
28	Monsanto Co.	1,631
29	Mosaic Co.	1,363
40	Owens-Illinois, Inc. ●	1,101
44	Vulcan Materials Co.	1,986
		7,227
	Media - 2.5%
77	Comcast Corp. Class A	1,493
42	Comcast Corp. Special Class A	774
55	Virgin Media, Inc.	1,178
		3,445
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
104	Alkermes, Inc. ●	1,338
41	Amgen, Inc. ●	2,230
61	Arena Pharmaceuticals, Inc. ●	483
62	Gilead Sciences, Inc. ●	2,059
165	King Pharmaceuticals, Inc. ●	1,449
186	Pfizer, Inc.	2,792
8	Roche Holding AG	1,079
		11,430
	Real Estate - 0.6%
43	Iguatemi Emp de Shopping	845

	Retailing - 2.2%
68	Lowe's Co., Inc.	1,408
31	Target Corp.	1,606
		3,014
	Semiconductors & Semiconductor Equipment - 0.5%
24	Varian Semiconductor Equipment Associates, Inc. ●	670

	Software & Services - 5.3%
30	CACI International, Inc. Class A ●	1,420
106	Microsoft Corp.	2,733
30	Paychex, Inc.	772
148	Western Union Co.	2,399
		7,324
	Technology Hardware & Equipment - 6.3%
82	Arrow Electronics, Inc. ●	2,023
26	Avnet, Inc. ●	646
126	Cisco Systems, Inc. ●	2,912

1

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Technology Hardware & Equipment - 6.3% - (continued)
82	Corning, Inc.		$1,480
261	Flextronics International Ltd. ●		1,625
			8,686
	Transportation - 2.6%
114	All America Latina Logistica S.A.		1,070
66	Delta Air Lines, Inc. ●		789
25	United Parcel Service, Inc. Class B		1,651
			3,510
	Utilities - 3.8%
46	Entergy Corp.		3,558
78	N.V. Energy, Inc.		985
26	PPL Corp.		699
			5,242
	Total common stocks
	(cost $133,320)		$135,165
	Total long-term investments
	(cost $133,320)		$135,165

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Deutsche Bank Securities TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $804,
	collateralized by GNMA 4.50% - 7.00%,
	2034 - 2040, value of $820)
$804	0.21%, 7/31/2010		$804
	JP Morgan Chase TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $54, collateralized by FNMA
	2.91% - 4.50%, 2030 - 2040, value of $55)
54	0.21%, 7/31/2010		54
	Morgan Stanley & Co., Inc. TriParty Joint
	Repurchase Agreement (maturing on
	08/02/2010 in the amount of $138,
	collateralized by FNMA 5.00% - 6.00%,
	2033 - 2038, value of $141)
138	0.21%, 7/31/2010		138
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 08/02/2010 in the amount of
	$2, collateralized by U.S. Treasury Note
	4.50%, 2012, value of $2)
2	0.19%, 7/31/2010		2
	UBS Securities, Inc. TriParty Joint Repurchase
	Agreement (maturing on 08/02/2010 in the
	amount of $61, collateralized by FNMA
	3.50% - 4.00%, 2020 - 2040, value of $62)
61	0.21%, 7/31/2010		61
			1,059
	Total short-term investments
	(cost $1,059)		$1,059

	Total investments
	(cost $134,379) ▲	99.1%	$136,224
	Other assets and liabilities	0.9%	1,236
	Total net assets	100.0%	$137,460

2

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.0% of total net assets at July 31, 2010.

Foreign securities that are principally traded on certain foreign markets are adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of the foreign market but before the close of the New York Stock Exchange.

▲	At July 31, 2010, the cost of securities for federal income tax purposes was $136,487 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,715
Unrealized Depreciation	(8,978)
Net Unrealized Depreciation	$(263)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund's Board of Directors at July 31, 2010, was $29, which represents 0.02% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2010, was $2,329, which represents 1.69% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2010 was $420.

⌂
The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	74	Solar Cayman Ltd. - 144A	$55

The aggregate value of these securities at July 31, 2010 was $29 which represents 0.02% of total net assets.

Forward Foreign Currency Contracts Outstanding at July 31, 2010

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Euro	Westpac International	Sell	$6	$6	08/02/2010	$–
Euro	Westpac International	Sell	5	5	08/03/2010	–
Japanese Yen	Banc of America Securities	Sell	1,548	1,470	09/15/2010	(78)
Japanese Yen	CS First Boston	Buy	206	205	08/03/2010	1
Japanese Yen	JP Morgan Securities	Buy	214	213	08/03/2010	1
Japanese Yen	UBS AG	Sell	3	3	08/04/2010	–
Swiss Franc	UBS AG	Sell	9	9	08/03/2010	–
						$(76)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2010 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2010

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks ‡	$135,165	$125,025	$7,782	$2,358
Short-Term Investments	1,059	–	1,059	–
Total	$136,224	$125,025	$8,841	$2,358
Forward Foreign Currency Contracts *	2	–	2	–
Total	$2	$–	$2	$–
Liabilities:
Forward Foreign Currency Contracts *	78	–	78	–
Total	$78	$–	$78	$–

♦	For the period ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of these equity securities categorized in a single level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in
	as of	Realized	Unrealized					Transfers	Transfers	Balance
	October	Gain	Appreciation		Net			Into	Out of	as of July
	31, 2009	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2010
Assets:
Common Stock	$2,843	$—	$439	*	$—	$—	$(924)	$—	$—	$2,358
Total	$2,843	$—	$439		$—	$—	$(924)	$—	$—	$2,358

*	Change in unrealized gains or losses in the current period relating to assets still held at July 31, 2010 was $439.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 20, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 20, 2010	By: /s/ Robert M. Arena, Jr.
Robert M. Arena, Jr.
Its: President

Date: September 20, 2010	By: /s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer